UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                      Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          June 30, 2008
                                              ----------------------------

Check here if Amendment [     ];     Amendment Number:
                                                        -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Greenwich Wealth Management, LLC
Address:      45 East Putnam Avenue Suite 115
              Greenwich, CT 06830

Form 13F File Number:         28-
                              -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                         Michael Freeburg
Title:                        Principal
Phone:                        (203) 618-0100

Signature, Place, and Date of Signing:

/s/ Michael Freeburg                          Greenwich, CT      July 21, 2008
--------------------                          -------------      -------------
   [Signature]                                [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE                         Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                0
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Form 13F Information Table Entry Total:           82
                                              -------------

Form 13F Information Table Value Total:         601869
                                              -------------
                                              (thousands)
























List of Other Included Managers:

{None}

                                                          VALUE  SHARES/     SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP     (x$1000) PRN AMT     PRN CALL  DSCRETN  MANAGERS    SOLE   SHARED NONE
------------------------------------------------------- -------- -------- ------ ----- ------- -------------------------- ------
ADVANCED MEDICAL OPTICS INC   COM             00763M108     1,827   97,500    SH       SOLE    N/A           97,500      0      0
ALCOA INC                     COM             013817101     3,010   84,500    SH       SOLE    N/A           84,500      0      0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105    13,188  250,000    SH       SOLE    N/A          250,000      0      0
AMERICREDIT CORP              COM             03060R101       371   43,000    SH       SOLE    N/A           43,000      0      0
BLACKSTONE GROUP L P          COM UNIT LTD    09253U108     5,607  307,940    SH       SOLE    N/A          307,940      0      0
BLUE COAT SYSTEMS INC         COM NEW         09534T508     2,822  200,000    SH       SOLE    N/A          200,000      0      0
BP PLC                        SPONSORED ADR   055622104    10,447  150,160    SH       SOLE    N/A          150,160      0      0
CIGNA CORP                    COM             125509109     5,202  147,000    SH       SOLE    N/A          147,000      0      0
CISCO SYS INC                 COM             17275R102     9,060  389,500    SH       SOLE    N/A          389,500      0      0
CITIGROUP INC                 COM             172967101     4,190  250,000    SH       SOLE    N/A          250,000      0      0
CME GROUP INC                 COM             12572Q105     5,250   13,700    SH       SOLE    N/A           13,700      0      0
COVENTRY HEALTH CARE INC      COM             222862104     6,845  225,000    SH       SOLE    N/A          225,000      0      0
DIAMOND OFFSHORE DRILLING IN  COM             25271C102    25,045  180,000    SH       SOLE    N/A          180,000      0      0
DOW CHEM CO                   COM             260543103     3,596  103,000    SH       SOLE    N/A          103,000      0      0
ENDO PHARMACEUTICALS HLDGS I  COM             29264F205     6,751  279,100    SH       SOLE    N/A          279,100      0      0
ENSCO INTL INC                COM             26874Q100    12,547  155,406    SH       SOLE    N/A          155,406      0      0
FCSTONE GROUP INC             COM             31308T100       470   16,815    SH       SOLE    N/A          100,000      0      0
FLEXTRONICS INTL LTD          ORD             Y2573F102     6,815  725,000    SH       SOLE    N/A          725,000      0      0
FRANKLIN RES INC              COM             354613101    11,869  129,500    SH       SOLE    N/A          129,500      0      0
FREEPORT-MCMORAN COPPER & GO  COM             35671D857    29,298  250,000    SH       SOLE    N/A          250,000      0      0
GFI GROUP INC                 COM             361652209     1,561  173,300    SH       SOLE    N/A          238,000      0      0
GLAXOSMITHKLINE PLC           SPONSORED ADR   37733W105     4,886  110,500    SH       SOLE    N/A          110,500      0      0
GOLDMAN SACHS GROUP INC       COM             38141G104     1,137    6,500    SH       SOLE    N/A            6,500      0      0
GROUP 1 AUTOMOTIVE INC        COM             398905109     9,100  458,000    SH       SOLE    N/A          458,000      0      0
HEALTH NET INC                COM             42222G108     4,812  200,000    SH       SOLE    N/A          200,000      0      0
HOME DEPOT INC                COM             437076102     7,026  300,000    SH       SOLE    N/A          300,000      0      0
HOVNANIAN ENTERPRISES INC     CL A            442487203       279   51,000    SH       SOLE    N/A           51,000      0      0
HUMANA INC                    COM             444859102    11,931  300,000    SH       SOLE    N/A          300,000      0      0
IAC INTERACTIVECORP           COM NEW         44919P300     1,461   75,800    SH       SOLE    N/A           75,800      0      0
INGERSOLL-RAND COMPANY LTD    CL A            G4776G101    11,234  300,250    SH       SOLE    N/A          300,250      0      0
INTEL CORP                    COM             458140100     6,730  313,300    SH       SOLE    N/A          313,300      0      0
INTERACTIVE BROKERS GROUP IN  COM             45841N107     3,727  116,000    SH       SOLE    N/A          116,000      0      0
INVESTMENT TECHNOLOGY GRP NE  COM             46145F105     6,692  200,000    SH       SOLE    N/A          200,000      0      0
JABIL CIRCUIT INC             COM             466313103     8,369  510,000    SH       SOLE    N/A          510,000      0      0
JDS UNIPHASE CORP             COM PAR $0.001  46612J507       919   80,900    SH       SOLE    N/A           80,900      0      0
JEFFERIES GROUP INC NEW       COM             472319102    11,454  681,000    SH       SOLE    N/A          681,000      0      0
JP MORGAN CHASE & CO          COM             46625H100       746   21,753    SH       SOLE    N/A           21,753      0      0
KBW INC                       COM             482423100     1,821   88,500    SH       SOLE    N/A           88,500      0      0
KNIGHT CAPITAL GROUP INC      CL A            499005106       827   46,000    SH       SOLE    N/A           46,000      0      0
LEGG MASON INC                COM             524901105    19,607  450,000    SH       SOLE    N/A          450,000      0      0
LEHMAN BROS HLDGS INC         COM             524908100       262   13,216    SH       SOLE    N/A           50,750      0      0
MARATHON OIL CORP             COM             565849106     5,187  100,000    SH       SOLE    N/A          100,000      0      0
MEDICIS PHARMACEUTICAL CORP   CL A NEW        584690309     6,234  300,000    SH       SOLE    N/A          300,000      0      0
MEMC ELECTR MATLS INC         COM             552715104    25,047  407,000    SH       SOLE    N/A          407,000      0      0
MERCK & CO INC                COM             589331107     8,356  221,700    SH       SOLE    N/A          221,700      0      0
MERRILL LYNCH & CO INC        COM             590188108    12,874  406,000    SH       SOLE    N/A          406,000      0      0
MF GLOBAL LTD                 SHS             G60642108     4,035  639,500    SH       SOLE    N/A          639,500      0      0
MICROSOFT CORP                COM             594918104     9,051  329,000    SH       SOLE    N/A          329,000      0      0
MORGAN STANLEY                COM NEW         617446448     7,815  216,650    SH       SOLE    N/A          216,650      0      0
NABORS INDUSTRIES LTD         SHS             G6359F103       251    5,100    SH       SOLE    N/A            5,100      0      0
NASDAQ OMX GROUP INC          COM             631103108     6,638  250,000    SH       SOLE    N/A          250,000      0      0
NATIONAL OILWELL VARCO INC    COM             637071101    20,406  230,000    SH       SOLE    N/A          230,000      0      0
NOBLE CORPORATION             SHS             G65422100    17,799  274,000    SH       SOLE    N/A          274,000      0      0
OCH ZIFF CAP MGMT GROUP       CL A            67551U105     2,852  150,000    SH       SOLE    N/A          150,000      0      0
ORACLE CORP                   COM             68389X105     5,481  261,000    SH       SOLE    N/A          261,000      0      0
OSHKOSH CORP                  COM             688239201     4,844  234,100    SH       SOLE    N/A          234,100      0      0
PARKER HANNIFIN CORP          COM             701094104    13,800  193,500    SH       SOLE    N/A          193,500      0      0
PFIZER INC                    COM             717081103     3,499  200,300    SH       SOLE    N/A          200,300      0      0
PLUM CREEK TIMBER CO INC      COM             729251108    32,494  760,800    SH       SOLE    N/A          760,800      0      0
PRIDE INTL INC DEL            COM             74153Q102     4,729  100,000    SH       SOLE    N/A          100,000      0      0
PROSHARES TR                  ULTSHT RUS2000  74347R834       614    7,800    SH       SOLE    N/A            7,800      0      0
ROWAN COS INC                 COM             779382100     4,208   90,000    SH       SOLE    N/A           90,000      0      0
SANMINA SCI CORP              COM             800907107        36   28,000    SH       SOLE    N/A           28,000      0      0
SCHERING PLOUGH CORP          COM             806605101     3,656  185,700    SH       SOLE    N/A          185,700      0      0
SCHWAB CHARLES CORP NEW       COM             808513105     1,017   49,500    SH       SOLE    N/A          163,000      0      0
SKYWORKS SOLUTIONS INC        COM             83088M102     1,125  114,000    SH       SOLE    N/A          114,000      0      0
SOTHEBYS                      COM             835898107    10,390  394,000    SH       SOLE    N/A          394,000      0      0
TARRAGON CORP                 COM             876287103       140   80,002    SH       SOLE    N/A           80,002      0      0
TASER INTL INC                COM             87651B104       998  200,000    SH       SOLE    N/A          200,000      0      0
TESORO CORP                   COM             881609101     6,725  340,175    SH       SOLE    N/A           12,500      0      0
THINKORSWIM GROUP INC         COM             88409C105     1,163  165,000    SH       SOLE    N/A          340,175      0      0
TOTAL S A                     SPONSORED ADR   89151E109    12,791  150,000    SH       SOLE    N/A          165,000      0      0
TRANSOCEAN INC NEW            SHS             G90073100    29,834  195,773    SH       SOLE    N/A          150,000      0      0
TYCO INTL LTD BERMUDA         SHS             G9143X208     6,987  174,500    SH       SOLE    N/A          195,773      0      0
UBS AG                        SHS NEW         H89231338     4,339  210,000    SH       SOLE    N/A          174,500      0      0
UNITEDHEALTH GROUP INC        COM             91324P102     5,368  204,500    SH       SOLE    N/A          210,000      0      0
VALERO ENERGY CORP NEW        COM             91913Y100    17,094  415,100    SH       SOLE    N/A          204,500      0      0
WACHOVIA CORP NEW             COM             929903102    11,189  720,500    SH       SOLE    N/A          415,100      0      0
WASHINGTON MUT INC            COM             939322103     1,116  226,300    SH       SOLE    N/A          720,500      0      0
WEBMD HEALTH CORP             CL A            94770V102     3,306  118,500    SH       SOLE    N/A          226,300      0      0
WESTERN DIGITAL CORP          COM             958102105     7,666  222,000    SH       SOLE    N/A          118,500      0      0
YAHOO INC                     COM             984332106     1,926   93,236    SH       SOLE    N/A          222,000      0      0
